PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 102.8%
Municipal Bonds
Alabama 1.7%
Alabama Public School and College Authority, Revenue, Social Bonds, Series A, Rfdg	5.000%	11/01/27	1,300	$1,639,859
Black Belt Energy Gas District,
Revenue, Project No. 4, Series A-1, (Mandatory Put Date 12/01/25)	4.000	12/01/49	1,425	1,622,633
Revenue, Project No. 5, Series A-1, (Mandatory Put Date 10/01/26)	4.000	10/01/49	675	782,629

Selma Industrial Development Board, Revenue, International Paper Co. Project, Series A, Rfdg, (Mandatory Put Date 06/16/25)	1.375	05/01/34	400	408,136
Southeast Energy Authority, A Cooperative District, Revenue, Project No. 1, Series A, (Mandatory Put Date 10/01/28)	4.000	11/01/51	1,000	1,184,310
				5,637,567
Alaska 3.5%
Alaska Industrial Development & Export Authority, Revenue, Tanana Chiefs Conference Project, Series A	5.000	10/01/29	1,000	1,267,170
City of Valdez,
Revenue, Exxon Pipeline Co. Project, Rfdg, FRDD	0.010(cc)	10/01/25	2,400	2,400,000
Revenue, Exxon Pipeline Co. Project, Series B, Rfdg, FRDD	0.010(cc)	12/01/33	1,000	1,000,000
Revenue, ExxonMobil Project, Rfdg, FRDD	0.010(cc)	12/01/29	4,895	4,895,000

Northern Tobacco Securitization Corp., Revenue, Senior Series A, Class 1, Rfdg(hh)	5.000	06/01/28	1,350	1,721,452
				11,283,622
Arizona 3.1%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B, 3 Month LIBOR + 0.810%	0.945(c)	01/01/37	2,500	2,493,159
Arizona Industrial Development Authority, Revenue, Phoenix Children’s Hospital, Series A	5.000	02/01/27	325	399,831
Chandler Industrial Development Authority,
Revenue, Intel Corp. Project, (Mandatory Put Date 08/14/23)	2.400	12/01/35	1,340	1,398,692
Revenue, Intel Corp., AMT, (Mandatory Put Date 06/03/24)	5.000	06/01/49	1,010	1,138,755

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Arizona (cont’d.)

City of Phoenix Civic Improvement Corp., Revenue, Senior Lien, AMT, Rfdg	5.000%	07/01/32	500	$543,620
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750	07/01/24	390	416,032
Maricopa County Industrial Development Authority, Revenue, Reid Traditional Schools Project	4.000	07/01/26	500	550,785
Maricopa County Special Health Care District, Series D, GO	5.000	07/01/28	350	446,096
Salt River Project Agricultural Improvement & Power District, Revenue, Forward Delivery, Series A, Rfdg(hh)	5.000	01/01/28	375	469,594
Salt Verde Finance Corp.,
Revenue, National Gas Utility	5.250	12/01/21	815	830,746
Revenue, National Gas Utility	5.250	12/01/26	1,125	1,364,287
				10,051,597
California 6.8%
Alameda Corridor Transportation Authority, Revenue, Senior Lien, Series A, Rfdg	5.000	10/01/21	1,135	1,148,677
Bay Area Toll Authority, Revenue, San Francisco Bay Area, Series C, Rfdg, (Mandatory Put Date 04/01/26)	0.480	04/01/56	650	650,007
California Health Facilities Financing Authority,
Revenue, Providence St. Joseph Health Project, Series C, Rfdg, (Mandatory Put Date 10/01/25)	5.000	10/01/39	1,135	1,348,403
Revenue, Stanford Health Care, Series A, Rfdg, (Mandatory Put Date 08/15/25)	3.000	08/15/54	1,000	1,104,740
California Infrastructure & Economic Development Bank,
Revenue, Brightline West Passenger Rail Project, Series A, (Mandatory Put Date 02/01/22), 144A(hh)	0.200	01/01/50	1,250	1,248,386
Revenue, Sustainability Bond Academy of Sciences, Series B, Rfdg, (Mandatory Put Date 08/01/24)	0.380	08/01/47	2,500	2,537,585

California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg	4.000	06/01/26	320	345,834
California Pollution Control Financing Authority,
Revenue, Green Bond Project, AMT, 144A	7.000	07/01/22(d)	250	162,498
Revenue, Waste Management Project, Series A, (Mandatory Put Date 05/01/24)	2.500	11/01/38	1,000	1,058,980

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
California School Finance Authority,
Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000%	07/01/21	400	$400,032
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000	07/01/24	270	292,672
Revenue, Green Dot Public School Project, Series A, 144A	4.000	08/01/25	330	360,733
Revenue, KIPP Project, Series A, 144A	3.625	07/01/25	400	425,164
California State Public Works Board,
Revenue, Forward Delivery, Series A, Rfdg(hh)	5.000	02/01/28	1,175	1,468,010
Revenue, Various Purpose, Series A, Rfdg(hh)	5.000	08/01/27	1,000	1,207,690

Chula Vista Municipal Financing Authority, Special Tax, Rfdg	5.000	09/01/21	755	760,496
City of Los Angeles Department of Airports, Revenue, Sub-P3 Project, Series A, AMT, Rfdg	5.000	05/15/27	575	706,071
City of Roseville, Westpark Community Facility District No.1, Special Tax, Rfdg	5.000	09/01/22	225	237,514
Golden State Tobacco Securitization Corp.,
Revenue, Series A-1, Rfdg	5.000	06/01/25	175	205,529
Revenue, Series A-1, Rfdg	5.000	06/01/26	1,000	1,200,830
Revenue, Series A-1, Rfdg	5.000	06/01/27	1,100	1,357,796

Long Beach Bond Finance Authority, Revenue, Natural Gas, Series B, 3 Month LIBOR + 1.450%	1.554(c)	11/15/27	700	707,491
San Diego County Water Authority, Revenue, Green Bond, Series A, Rfdg	5.000	05/01/28	500	645,405
State of California,
GO, Rfdg	5.000	11/01/28	1,500	1,945,005
GO, Rfdg	5.000	12/01/28	400	519,316
				22,044,864
Colorado 3.0%
City & County of Denver Airport System,
Revenue, Series A, AMT, Rfdg	5.000	11/15/28	250	307,707
Revenue, Sub-System, Series A, AMT, Rfdg	5.000	12/01/29	485	617,769

Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000	11/01/24	480	506,299
Colorado Health Facilities Authority,
Revenue, Christian Living Neighborhood, Rfdg	4.000	01/01/22	300	303,006

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado (cont’d.)
Colorado Health Facilities Authority, (cont’d.)
Revenue, Commonspirit Health, Series A, Rfdg	5.000%	08/01/27	1,000	$1,256,020
Revenue, Commonspirit Health, Series A, Rfdg	5.000	08/01/28	200	256,494
Revenue, Commonspirit Health, Series A-1, Rfdg	5.000	08/01/25	350	413,119
Revenue, Commonspirit Health, Series A-2, Rfdg	5.000	08/01/26	390	476,401
Revenue, Commonspirit Health, Series B-2, (Mandatory Put Date 02/01/26)	5.000	08/01/49	1,330	1,596,026
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/22	125	127,294
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/24	315	320,519
Revenue, Valley View Hospital Association Project, Rfdg, (Mandatory Put Date 05/15/23)	2.800	05/15/42	925	954,517

Park Creek Metropolitan District, Revenue, Series A, Rfdg	5.000	12/01/23	1,100	1,211,320
Regional Transportation District, Revenue, Denver Transit Partners Eagle P3 Project, Series A, Rfdg	5.000	07/15/27	500	604,885
Regional Transportation District Sales Tax, Revenue, Green Bond Fastracks Project, Series B, Rfdg	5.000	11/01/28	575	742,515
				9,693,891
Connecticut 3.6%
Connecticut State Health & Educational Facilities Authority, Revenue, Series 2015-A, Rfdg, (Mandatory Put Date 07/12/24)(hh)	0.375	07/01/35	1,000	1,000,200
Harbor Point Infrastructure Improvement District, Special Assessment, Rfdg, 144A	5.000	04/01/22	400	411,752
State of Connecticut,
Revenue, Special Tax Obligation, Series A	5.000	05/01/22	250	259,943
Revenue, Special Tax Obligation, Series A	5.000	05/01/27	750	929,085
Revenue, Special Tax Obligation, Series A	5.000	05/01/29	1,000	1,296,780
Revenue, Transportation Infrastructure, Series A	5.000	01/01/23	275	294,569
Revenue, Transportation Infrastructure, Series A	5.000	09/01/24	900	1,030,374
Revenue, Transportation Infrastructure, Series A	5.000	08/01/25	900	1,061,442
Series 2021-A, GO	4.000	01/15/28	1,675	2,012,596
Series C, GO	5.000	06/15/26	1,000	1,212,920
Series C, GO, Rfdg	5.000	07/15/24	2,000	2,283,540
				11,793,201

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Delaware 0.4%
Delaware State Economic Development Authority, Revenue, Newark Charter School, Series A, Rfdg	2.800%	09/01/26	335	$349,278
Delaware Transportation Authority, Revenue, Rfdg	5.000	07/01/28	850	1,094,919
				1,444,197
District of Columbia 2.9%
District of Columbia, Revenue, Series C, Rfdg	5.000	10/01/27	1,525	1,921,317
District of Columbia Friendship Public Charter School, Revenue (Escrowed to Maturity Date 06/01/22)(ee)	3.550	06/01/22	170	175,204
District of Columbia KIPP Charter School,
Revenue, Project Series B, Rfdg	5.000	07/01/27	145	175,654
Revenue, Rfdg (Escrowed to Maturity Date 07/01/23)(ee)	5.000	07/01/23	210	225,072
Metropolitan Washington Airports Authority,
Revenue, AMT, Rfdg	5.000	10/01/26	2,000	2,428,960
Revenue, Series A, AMT, Rfdg(hh)	5.000	10/01/26	1,000	1,213,810
Revenue, Series A, AMT, Rfdg	5.000	10/01/30	1,485	1,955,478

Washington Metropolitan Area Transit Authority, Revenue, Green Bond, Series A	5.000	07/15/25	1,000	1,181,360
				9,276,855
Florida 7.2%
Central Florida Expressway Authority, Revenue, Senior Lien, AGM, Rfdg	5.000	07/01/28	2,000	2,559,940
City of Tallahassee,
Revenue, Memorial Healthcare, Inc. Project, Series A	5.000	12/01/23	255	282,094
Revenue, Memorial Healthcare, Inc. Project, Series A	5.000	12/01/25	550	648,857
County of Broward Airport System,
Revenue, Series A, AMT	5.000	10/01/26	500	588,005
Revenue, Series B, AMT, Rfdg	5.000	10/01/27	1,000	1,240,300
Revenue, Series B, AMT, Rfdg	5.000	10/01/28	1,000	1,267,780

County of Lee Airport, Revenue, Series A, AMT, Rfdg	5.000	10/01/28	1,000	1,269,080
County of Miami-Dade Water & Sewer System, Revenue, Sub-Series(hh)	5.000	10/01/27	1,275	1,603,351
Greater Orlando Aviation Authority, Revenue, Series A, AMT	5.000	10/01/24	1,000	1,144,520

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)

Hillsborough County Aviation Authority, Revenue, Tampa International Airport, Sub-Series A, AMT, Rfdg	5.000%	10/01/25	1,500	$1,652,025
JEA Electric System, Revenue, Sub-Series A, Rfdg	5.000	10/01/28	1,000	1,271,380
Lakewood Ranch Stewardship District,
Special Assessment	4.250	05/01/25	300	314,544
Special Assessment	4.250	05/01/26	250	262,650
Special Assessment	4.625	05/01/27	500	543,905

Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000	05/01/27	1,050	1,160,481
Orange County Health Facilities Authority,
Revenue, Orlando Healthcare Obligated Group, Series B, Rfdg	5.000	10/01/25	1,940	2,310,598
Revenue, Orlando Healthcare, Inc., Series A, Rfdg	5.000	10/01/23	150	166,257
Revenue, Orlando Regional Healthcare, NATL, Series C, Rfdg (Escrowed to Maturity Date 10/01/21)(ee)	6.250	10/01/21	25	25,373

Orlando Utilities Commission, Revenue, Series B, (Mandatory Put Date 10/01/28)	1.250	10/01/46	1,225	1,243,424
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750	06/01/24	290	309,462
Village Community Development District No. 10, Special Assessment, Revenue	4.500	05/01/23	210	213,599
Village Community Development District No. 06, Special Assessment, Revenue, Rfdg	4.000	05/01/26	230	260,836
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg	4.000	05/01/24	1,455	1,596,106
Special Assessment, Revenue, Rfdg	4.000	05/01/25	895	1,006,750
Special Assessment, Revenue, Rfdg	4.000	05/01/26	275	308,982

Village Community Development District No. 12, Special Assessment, Revenue, 144A	3.250	05/01/23	155	159,301
				23,409,600
Georgia 4.9%
Burke County Development Authority,
Revenue, Georgia Power Co. Plant Vogtle Project, (Mandatory Put Date 05/25/23)	2.250	10/01/32	250	258,365
Revenue, Georgia Power Co. Plant Vogtle Project, Rfdg, (Mandatory Put Date 08/22/24)	1.700	12/01/49	1,000	1,034,710
Revenue, Oglethorpe Power Corp., Series V, Rfdg, (Mandatory Put Date 02/01/25)	3.250	11/01/45	500	537,055

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Georgia (cont’d.)
City of Atlanta Department of Aviation,
Revenue, Series B, AMT	5.000%	07/01/24	250	$283,630
Revenue, Series B, AMT, Rfdg	5.000	07/01/28	500	633,770

Georgia State Road & Tollway Authority, Grant Anticipation Revenue Vehicle	5.000	06/01/27	1,155	1,435,191
Main Street Natural Gas, Inc.,
Revenue, Series B, (Mandatory Put Date 09/01/23), 1 Month LIBOR + 0.750%	0.809(c)	04/01/48	1,200	1,204,469
Revenue, Series B, (Mandatory Put Date 12/01/24)	4.000	08/01/49	2,990	3,328,139
Revenue, Series C, (Mandatory Put Date 09/01/26)	4.000	03/01/50	1,250	1,443,600
Revenue, Sub-Series C, (Mandatory Put Date 12/01/23)	4.000	08/01/48	1,955	2,113,023
Municipal Electric Authority of Georgia,
Power Revenue, Series HH, Rfdg	5.000	01/01/29	1,000	1,246,480
Revenue, Combined Cycle Project, Series A, Rfdg	4.000	11/01/24	700	782,873
Revenue, Project No. 1, Sub-Bonds, Series A, Rfdg	5.000	01/01/26	585	692,441

Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000	04/01/22	715	739,861
				15,733,607
Idaho 0.7%
County of Nez Perce, Revenue, Potlatch Corp. Project, Rfdg	2.750	10/01/24	1,000	1,060,110
Idaho Housing & Finance Association, Grant Anticipation Revenue Vehicle, Series A, Rfdg	5.000	07/15/29	1,000	1,303,190
				2,363,300
Illinois 10.7%
Chicago O’Hare International Airport,
Revenue, Series A, AMT, Rfdg	5.000	01/01/26	985	1,131,647
Revenue, Series C, AMT, Rfdg	5.000	01/01/23	200	213,666

Chicago Transit Authority Capital Grant Receipts, Revenue, Section 5307, Rfdg	5.000	06/01/28	1,000	1,265,060
City of Chicago,
Series 2003 B, GO, Rfdg	5.000	01/01/23	370	392,992
Series C, GO, Rfdg (Escrowed to Maturity Date 01/01/22)(ee)	5.000	01/01/22	675	691,139
Series C, GO, Unrefunded, Rfdg	5.000	01/01/22	345	352,207
City of Chicago Wastewater Transmission,
Revenue, Second Lien	5.000	01/01/25	615	628,973
Revenue, Second Lien, Series C, Rfdg	5.000	01/01/22	990	1,012,127

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
City of Chicago Waterworks,
Revenue, Second Lien Project	5.000%	11/01/25	380	$436,688
Revenue, Second Lien Project, Rfdg	4.000	11/01/21	375	379,650
Revenue, Second Lien, Rfdg	4.000	11/01/24	280	293,714
Revenue, Second Lien, Rfdg	5.000	11/01/22	915	972,078
Revenue, Second Lien, Rfdg	5.000	11/01/27	135	143,366

City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000	03/01/22	300	309,600
County of Cook,
Series A, GO, Rfdg	5.000	11/15/23	1,000	1,110,710
Series A, GO, Rfdg	5.000	11/15/28	450	576,805
Illinois Finance Authority,
Revenue, Advocate Healthcare Project, Series A-1, Rfdg	4.000	11/01/30	1,000	1,162,110
Revenue, American Water Capital Corp. Project, Rfdg, (Mandatory Put Date 09/01/23)	0.700	05/01/40	600	602,028
Revenue, Northshore University Health System, Series A, Rfdg	5.000	08/15/24	1,000	1,141,580
Revenue, OSF Healthcare System, Series B-2, Rfdg, (Mandatory Put Date 11/15/26)	5.000	05/15/50	1,000	1,199,710
Revenue, University of Chicago, Series A, Rfdg(hh)	5.000	10/01/25	1,000	1,183,960
Illinois State Toll Highway Authority,
Senior Revenue, Series A, Rfdg	5.000	01/01/28	1,360	1,711,424
Senior Revenue, Series C, Rfdg	5.000	01/01/28	2,225	2,799,940
Railsplitter Tobacco Settlement Authority,
Revenue	5.000	06/01/22	890	928,635
Revenue	5.000	06/01/24	1,740	1,971,037
Revenue	5.000	06/01/25	455	532,364

Regional Transportation Authority, Revenue, NATL, Series A, Rfdg	5.500	07/01/25	760	899,673
Sales Tax Securitization Corp., Revenue, Second Lien, Series A, Rfdg	5.000	01/01/27	1,000	1,216,000
State of Illinois,
GO	5.000	02/01/22	200	205,540
GO	5.000	05/01/23	110	119,175
GO, Rfdg	5.000	08/01/24	515	540,868
Revenue, Junior Obligation, Rfdg	5.000	06/15/24	705	771,756
Revenue, Junior Series D, BAM, Rfdg	5.000	06/15/25	1,325	1,521,339
Series A, GO	4.000	01/01/22	75	76,414
Series A, GO	4.000	01/01/23	360	365,994
Series A, GO	5.000	04/01/22	1,000	1,035,390
Series C, GO, Rfdg	4.000	03/01/24	1,000	1,091,390

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
State of Illinois, (cont’d.)
Series D, GO	5.000%	11/01/23	1,500	$1,656,615
Series D, GO	5.000	11/01/26	1,100	1,328,063

University of Illinois, Revenue, Series A, Rfdg	5.000	04/01/26	425	495,847
				34,467,274
Indiana 1.2%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg	3.050	06/01/25	500	548,000
City of Whiting Environmental Facilities, Revenue, BP Products, AMT, Rfdg, (Mandatory Put Date 06/05/26)	5.000	12/01/44	1,000	1,205,830
Indiana Finance Authority,
Revenue, Indiana University Health, Series A, Rfdg	5.000	12/01/25	1,045	1,244,334
Revenue, Power & Light Co. Project, Series A, Rfdg(hh)	1.400	08/01/29	1,000	1,000,360
				3,998,524
Iowa 1.0%
Iowa Finance Authority, Revenue, Lifespace Communities, Inc.	2.875	05/15/49	500	501,000
Iowa Tobacco Settlement Authority,
Revenue, Senior Series A-2, Class 1, Rfdg	5.000	06/01/28	200	252,908
Revenue, Senior Series A-2, Class 1, Rfdg	5.000	06/01/29	200	257,474

PEFA, Inc., Revenue, Gas Project, Series A-1, (Mandatory Put Date 09/01/26)	5.000	09/01/49	1,790	2,144,742
				3,156,124
Kentucky 1.2%
County of Trimble, Revenue, Louisville Gas & Electric Project, Series A, AMT, Rfdg, (Mandatory Put Date 09/01/27)	1.300	09/01/44	750	753,060
Kentucky Public Energy Authority,
Revenue, Series A-1, (Mandatory Put Date 06/01/25)	4.000	12/01/49	1,270	1,427,975
Revenue, Series B, (Mandatory Put Date 01/01/25)	4.000	01/01/49	1,480	1,646,752
				3,827,787

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Louisiana 1.3%
City of New Orleans,
GO, Rfdg	5.000%	12/01/22	100	$106,720
GO, Rfdg	5.000	12/01/23	150	166,888
City of New Orleans Sewerage Service,
Revenue	5.000	06/01/23	300	325,779
Revenue	5.000	06/01/24	200	225,804

Louisiana Offshore Terminal Authority, Revenue, Loop LLC Project, Series C, Rfdg, (Mandatory Put Date 12/01/23)	1.650	09/01/34	500	514,795
Louisiana Public Facilities Authority,
Revenue, Ochsner Clinic Foundation Project, Series B, Rfdg, (Mandatory Put Date 05/15/25)	5.000	05/15/50	1,065	1,241,226
Revenue, Ochsner Clinic Foundation, Rfdg	5.000	05/15/22	265	275,775

Parish of St. John the Baptist, Revenue, Marathon Oil Corp., Rfdg, (Mandatory Put Date 07/01/24)	2.100	06/01/37	200	206,390
State of Louisiana, Grant Anticipation Revenue Vehicle	5.000	09/01/23	1,000	1,102,490
				4,165,867
Maryland 0.5%
Maryland Economic Development Corp., Revenue, Transportation Project, Series A, Rfdg	5.000	06/01/24	350	389,735
Maryland State Transportation Authority, Revenue, Series A, Rfdg	5.000	07/01/28	1,000	1,286,360
				1,676,095
Massachusetts 0.7%
Commonwealth of Massachusetts, Consolidated Loans, Series E, GO	5.000	11/01/27	1,125	1,423,868
Massachusetts Port Authority, Revenue, Series C, AMT, Rfdg	5.000	07/01/29	665	858,927
				2,282,795
Michigan 1.2%
Michigan Finance Authority,
Revenue, Hospital Trinity Health Credit Group, Series A-MI, Rfdg	5.000	12/01/27	1,085	1,376,659
Revenue, Local Government Loan Program, NATL, Series D-6, Rfdg	5.000	07/01/25	320	361,773

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Michigan (cont’d.)
Michigan Finance Authority, (cont’d.)
Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000%	07/01/22	400	$419,036
Revenue, Senior Series A, Class 1, Rfdg	4.000	06/01/23	100	106,886
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/27	500	617,350
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/28	500	632,550
Revenue, Senior Series A, Class 1, Rfdg	5.000	06/01/29	250	322,257
				3,836,511
Mississippi 2.1%
County of Warren, Revenue, International Paper Co. Project, Rfdg, (Mandatory Put Date 09/01/23)	2.900	09/01/32	250	263,052
Mississippi Business Finance Corp.,
Revenue, Chevron USA, Inc., Series F, FRDD	0.010(cc)	11/01/35	2,600	2,600,000
Revenue, Chevron USA, Inc., Series L, FRDD	0.010(cc)	11/01/35	3,450	3,450,000
Revenue, Pollution Control, Rfdg	3.200	09/01/28	500	526,400
				6,839,452
Missouri 1.1%
Health & Educational Facilities Authority of the State of Missouri,
Revenue, BJC Health System, Series B, Rfdg, (Mandatory Put Date 05/01/26)	4.000	05/01/51	1,550	1,799,038
Revenue, Series C, Rfdg, (Mandatory Put Date 05/01/28)	5.000	05/01/52	500	634,680

Kansas City Industrial Development Authority, Revenue, International Airport Terminal, Series B, AMT	5.000	03/01/29	1,000	1,279,630
				3,713,348
Nebraska 0.4%
Central Plains Energy Project, Revenue, Project No. 4, (Mandatory Put Date 01/01/24)	5.000	03/01/50	1,125	1,244,790

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Nevada 0.5%
County of Clark Department of Aviation,
Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000%	07/01/21	500	$500,065
Revenue, Sub-Series B, AMT, Rfdg	5.000	07/01/27	1,000	1,233,740
				1,733,805
New Jersey 6.6%
New Jersey Economic Development Authority,
Revenue, American Water Co. Inc. Project, Series E, AMT, Rfdg	0.850	12/01/25	600	598,020
Revenue, American Water Co. Inc., Series B, AMT, Rfdg, (Mandatory Put Date 06/01/23)	1.200	11/01/34	500	506,565
Revenue, Port Newark Container, AMT, Rfdg	5.000	10/01/21	500	504,800
Revenue, Series XX, Rfdg	5.000	06/15/22	860	898,597
Revenue, State Appropriation, Series B, Rfdg	4.000	11/01/25	455	510,574
Revenue, State Appropriation, Series XX, Rfdg	5.000	06/15/24	420	476,402
New Jersey Health Care Facilities Financing Authority,
Revenue, AHS Hospital Corp., Rfdg	5.000	07/01/24	400	446,984
Revenue, Hackensack Meridian Health, Series A, Rfdg	5.000	07/01/25	540	636,309
Revenue, RWJ Barnabas Health Obligation Group, Series A, Rfdg	5.000	07/01/27	450	545,386
Revenue, University Hospital, Series A, AGM, Rfdg	5.000	07/01/23	500	549,755
Revenue, Virtua Health, Rfdg	5.000	07/01/21	125	125,016
New Jersey Transportation Trust Fund Authority,
Revenue, Series A, Rfdg	5.000	06/15/27	1,000	1,231,360
Revenue, Series AA, Rfdg(hh)	5.000	06/15/27	800	942,632
Revenue, Transportation Program, Series AA	5.000	06/15/22	895	935,159
Revenue, Transportation System Bond, Rfdg	5.000	12/15/26	500	608,530
Revenue, Transportation System, Series A, Rfdg	5.000	12/15/23	290	322,857
Revenue, Transportation System, Series B, AGC, Rfdg	5.500	12/15/21	175	179,249
New Jersey Turnpike Authority,
Revenue, Series A	5.000	01/01/27	605	687,649
Revenue, Series D, Rfdg	5.000	01/01/28	1,100	1,335,807
Revenue, Series D-1, Rfdg, 1 Month LIBOR + 0.700%	0.765(c)	01/01/24	1,000	1,015,728
South Jersey Transportation Authority,
Revenue, Series A, Rfdg (Escrowed to Maturity Date 11/01/21)(ee)	5.000	11/01/21	175	177,873
Revenue, Series A, Unrefunded, Rfdg	5.000	11/01/21	175	177,737

State of New Jersey, COVID-19, Emergency Bonds, Series A, GO	5.000	06/01/26	1,885	2,271,896
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/25	1,405	1,649,442

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
Tobacco Settlement Financing Corp., (cont’d.)
Revenue, Series A, Rfdg	5.000%	06/01/26	1,730	$2,088,594
Revenue, Series A, Rfdg	5.000	06/01/27	1,360	1,684,129
Revenue, Series A, Rfdg	5.000	06/01/30	105	132,566
				21,239,616
New York 6.2%
City of New York,
Fiscal 2008, Series J-5, GO	5.000	08/01/28	1,000	1,282,660
Fiscal 2015, Sub-Series F-4, GO, (Mandatory Put Date 12/01/25)	5.000	06/01/44	2,000	2,343,824

Long Island Power Authority, Revenue, Notes	1.000	09/01/25	2,100	2,116,884
New York City Industrial Development Agency, Revenue, Queens Baseball Stadium Project, Series A, AGM, Rfdg	5.000	01/01/28	1,000	1,256,700
New York City Transitional Finance Authority, Revenue, Future Tax Secured, Sub-Bonds, Series D-1, Rfdg	5.000	11/01/28	1,150	1,485,581
New York City Water & Sewer System,
Revenue	5.000	06/15/28	750	925,905
Revenue, Second General Resolution, Series DD, Rfdg	5.000	06/15/26	1,105	1,347,824
New York State Dormitory Authority,
Revenue, Memorial Sloan Kettering Cancer Center, Series 1, Rfdg	5.000	07/01/24	230	263,322
Revenue, New York University Hospitals Center, Rfdg	5.000	07/01/24	725	822,868
Revenue, New York University Hospitals Center, Rfdg	5.000	07/01/24	895	1,015,816
Revenue, St John’s University, Series A, Rfdg	5.000	07/01/26	400	483,240

New York State Environmental Facilities Corp., Revenue, New York City Municipal Water Financing Authority Project, Sub-Series A, Rfdg	5.000	06/15/31	1,265	1,581,642
New York Transportation Development Corp., Revenue, JFK International Air Terminal Project, Series A, AMT, Rfdg	5.000	12/01/25	200	236,052
Port Authority of New York & New Jersey,
Revenue, Series 223, AMT, Rfdg	5.000	07/15/27	1,000	1,239,980
Revenue, Series 226, AMT, Rfdg(hh)	5.000	10/15/27	650	809,835
Triborough Bridge & Tunnel Authority,
Revenue, Series A-2, Rfdg, (Mandatory Put Date 05/15/26)	2.000	05/15/45	1,000	1,065,290
Revenue, Sub-Series A, Bond Anticipation Notes	5.000	11/01/25	1,000	1,191,510

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
TSASC, Inc.,
Revenue, Series A, Rfdg	5.000%	06/01/24	290	$328,109
Revenue, Series A, Rfdg	5.000	06/01/25	100	116,930
				19,913,972
North Carolina 1.6%
Charlotte-Mecklenburg Hospital Authority, Revenue, Atriumn Health, Series B, (Mandatory Put Date 12/02/24)	5.000	01/15/50	1,000	1,155,600
North Carolina Medical Care Commission,
Revenue, Caromont Health, Series B, (Mandatory Put Date 02/01/26)	5.000	02/01/51	450	539,257
Revenue, Duke University Health System, Series A, Rfdg	5.000	06/01/27	510	632,380
Revenue, Duke University Health System, Series A, Rfdg	5.000	06/01/28	750	953,505

North Carolina Turnpike Authority, Revenue, Bond Anticipation Notes	5.000	02/01/24	1,560	1,744,829
				5,025,571
North Dakota 0.2%
Cass County Joint Water Resource District, Series A, GO	0.480	05/01/24	555	553,141
Ohio 2.2%
Akron Bath Copley Joint Township Hospital District, Revenue, Summa Health Obligation Group, Rfdg	5.000	11/15/27	185	228,023
Buckeye Tobacco Settlement Financing Authority, Revenue, Senior Series A-2, Class 1, Rfdg	5.000	06/01/28	1,355	1,719,807
County of Allen Hospital Facilities, Revenue, Bon Secours Mercy Health, Inc., Series A, Rfdg	5.000	08/01/27	1,185	1,476,842
County of Cuyahoga,
Revenue, MetroHealth System, Rfdg	4.000	02/15/29	1,200	1,370,964
Revenue, MetroHealth System, Rfdg	5.000	02/15/25	695	790,813

Lancaster Port Authority, Revenue, Natural Gas, Series A, Rfdg, (Mandatory Put Date 02/01/25)	5.000	08/01/49	300	345,825

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Ohio (cont’d.)

Ohio Air Quality Development Authority, Revenue, American Electric Power Co. Project, Series A, (Mandatory Put Date 10/01/29)	2.400%	12/01/38	500	$521,140
Ohio Water Development Authority, Revenue	5.000	12/01/28	500	650,175
				7,103,589
Oklahoma 1.7%
Oklahoma Development Finance Authority,
Revenue, Gilcrease Expressway West, AMT	1.625	07/06/23	500	504,180
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/25	800	932,160
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/29	1,100	1,370,820
Oklahoma Turnpike Authority,
Revenue, Second Senior Series A, Class 1, Rfdg	5.000	01/01/28	1,045	1,324,203
Revenue, Second Senior Series A, Class 1, Rfdg	5.000	01/01/29	1,000	1,298,200
				5,429,563
Pennsylvania 5.9%
Chester County Industrial Development Authority,
Revenue, Renaissance Academy Charter School, Rfdg	3.750	10/01/24	270	281,921
Revenue, Renaissance Academy Charter School, Rfdg	5.000	10/01/34	355	387,497

City of Philadelphia Airport, Revenue, Private Activity, AMT, Rfdg	5.000	07/01/27	1,125	1,385,843
Commonwealth Financing Authority,
Revenue, Tobacco Master Settlement Payment	5.000	06/01/24	890	1,004,837
Revenue, Tobacco Master Settlement Payment	5.000	06/01/25	1,000	1,169,730
Commonwealth of Pennsylvania,
First Series, GO, Rfdg	5.000	08/15/25	1,130	1,337,581
Series A, Certificate of Participation, Rfdg	5.000	07/01/26	500	600,475

Delaware River Joint Toll Bridge Commission, Revenue, Bridge System, Series B, Rfdg	5.000	07/01/28	305	390,635
Delaware Valley Regional Finance Authority, Revenue, Series A, AMBAC	5.500	08/01/28	500	652,695
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000	12/01/23	500	551,795
Geisinger Authority, Revenue, Geisinger Health System Obligation Group, Series B, Rfdg, (Mandatory Put Date 02/15/27)	5.000	04/01/43	795	963,301

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Pennsylvania Higher Educational Facilities Authority,
Revenue, University of Pennsylvania Health System	5.000%	08/15/28	1,000	$1,282,180
Revenue, University of Pennsylvania Health System, Rfdg	5.000	08/15/26	715	844,372
Pennsylvania Turnpike Commission,
Revenue, Rfdg	5.000	12/01/29	1,455	1,874,680
Revenue, Series A-2, Rfdg	5.000	12/01/26	1,515	1,865,283
Revenue, Series B, Rfdg(hh)	5.000	12/01/28	525	677,639

Philadelphia Authority for Industrial Development, Revenue, The Children’s Hospital of Philadelphia Project, Series A, Rfdg(hh)	5.000	07/01/28	575	736,638
Philadelphia Gas Works Co.,
Revenue, Rfdg	5.000	08/01/25	420	490,337
Revenue, Sixteenth Series A, AGM	5.000	08/01/27	1,450	1,784,790

University of Pittsburgh of the Commonwealth System of Higher Education, Revenue, Rfdg	4.000	04/15/26	750	865,275
				19,147,504
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp., Revenue, Series A-1, CABS	(1.314)(s)	07/01/24	259	248,764
Rhode Island 1.2%
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/22	540	563,539
Revenue, Series A, Rfdg	5.000	06/01/23	790	861,274
Revenue, Series A, Rfdg	5.000	06/01/24	1,940	2,200,018
Revenue, Series A, Rfdg	5.000	06/01/28	240	277,279
				3,902,110
South Carolina 0.9%
County of Richland, Revenue, International Paper Co. Project, Series A, Rfdg	3.875	04/01/23	1,115	1,175,556
South Carolina Public Service Authority,
Revenue, Santee Cooper, Series A, Rfdg	5.000	12/01/24	280	285,527
Revenue, Series C, Rfdg	5.000	12/01/24	610	700,921
Revenue, Series C, Rfdg	5.000	12/01/29	585	669,310
				2,831,314

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Tennessee 0.7%
Memphis-Shelby County Airport Authority, Revenue, Series A, AMT	5.000%	07/01/25	500	$585,830
Tennergy Corp., Revenue, Series A, (Mandatory Put Date 09/01/28)	4.000	12/01/51	1,500	1,797,150
				2,382,980
Texas 8.8%
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000	07/15/24	500	553,405
Board of Regents of the University of Texas System, Revenue, Series C, Rfdg	5.000	08/15/28	1,015	1,306,589
Central Texas Regional Mobility Authority,
Revenue, Senior Lien, Series A, Rfdg	5.000	01/01/23	610	650,779
Revenue, Series C	5.000	01/01/27	500	590,755
Revenue, Sub-Series F, Bond Anticipation Notes	5.000	01/01/25	625	705,600
City of Houston Airport System,
Revenue, Sub-Lien, Series A, AMT, Rfdg, (Pre-refunded Date 07/01/22)(ee)	5.000	07/01/32	1,000	1,046,210
Revenue, Sub-Series A, AMT, Rfdg	5.000	07/01/25	1,000	1,170,260
Clifton Higher Education Finance Corp.,
Revenue, Idea Public Schools	3.750	08/15/22	180	183,872
Revenue, Idea Public Schools, (Pre-refunded Date 08/15/21)(ee)	5.500	08/15/31	410	412,698
Revenue, Idea Public Schools, Series B	4.000	08/15/23	610	656,592
Revenue, Idea Public Schools, Series B	5.000	08/15/25	210	246,908

Dallas Fort Worth International Airport, Revenue, Series A, Rfdg	5.000	11/01/25	1,030	1,228,038
Decatur Hospital Authority,
Revenue, Wise Regional Health Systems, Series A, Rfdg	5.000	09/01/22	150	157,389
Revenue, Wise Regional Health Systems, Series A, Rfdg	5.000	09/01/23	150	163,563
Gulf Coast Authority,
Revenue, ExxonMobil Project, FRDD	0.020(cc)	09/01/25	3,200	3,200,000
Revenue, ExxonMobil Project, FRDD	0.020(cc)	12/01/25	1,240	1,240,000
Revenue, ExxonMobil Project, FRDD	0.020(cc)	06/01/30	200	200,000
Revenue, ExxonMobil Project, Series B, FRDD	0.020(cc)	06/01/25	230	230,000

Harris County Toll Road Authority, Revenue, First Lien, Rfdg	5.000	08/15/28	1,290	1,657,457
Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A	4.000	02/15/22	15	15,278

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)

Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000%	08/15/22	485	$510,307
Lower Colorado River Authority, Revenue, LCRA Transmission Services Corp. Project, Rfdg	5.000	05/15/27	500	618,560
Lower Neches Valley Authority Industrial Development Corp., Revenue, ExxonMobil Project, Series B, Rfdg, FRDD	0.020(cc)	11/01/29	3,650	3,650,000
North Texas Tollway Authority,
Revenue, First Tier, Series A, Rfdg	5.000	01/01/27	170	202,689
Revenue, First Tier, Series B, Rfdg	5.000	01/01/25	600	693,900
Revenue, Second Tier, Series B, Rfdg	5.000	01/01/26	690	739,073
Revenue, Second Tier, Series B, Rfdg	5.000	01/01/27	1,500	1,843,620
Revenue, Second Tier, Series B, Rfdg	5.000	01/01/28	340	405,413
Revenue, Series A, Rfdg	5.000	01/01/26	1,695	1,889,145
Tarrant County Cultural Education Facilities Finance Corp.,
Revenue, Texas Health Resource System, Series A, Rfdg	5.000	02/15/26	365	437,569
Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000	10/01/29	630	708,378

Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250	12/15/26	830	977,972
				28,292,019
Utah 2.3%
County of Utah, Revenue, IHC Health Services, Inc., Series B, (Mandatory Put Date 08/01/26)	5.000	05/15/60	3,315	4,033,957
Salt Lake City Corp. Airport,
Revenue, Series A, AMT	5.000	07/01/22	360	376,243
Revenue, Series A, AMT	5.000	07/01/23	535	583,000
Revenue, Series A, AMT	5.000	07/01/26	1,160	1,395,666
Revenue, Series A, AMT	5.000	07/01/28	375	462,529
Revenue, Series A, AMT	5.000	07/01/28	500	632,220
				7,483,615
Virginia 0.5%
Virginia Small Business Financing Authority,
Revenue, 95 Express Lanes LLC Project, AMT	5.000	01/01/44	1,000	1,020,130
Revenue, Elizabeth River, Senior Lien	4.250	07/01/22	225	233,892

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia (cont’d.)

Wise County Industrial Development Authority, Revenue, Virginia Electric & Power Co., Series A, (Mandatory Put Date 05/31/24)	1.200%	11/01/40	250	$255,217
				1,509,239
Washington 2.4%
Energy Northwest, Revenue, Project No. 1, Series A, Rfdg	5.000	07/01/26	1,250	1,519,962
Port of Seattle,
Revenue, Intermediate Lein Private Activity, Series C, AMT, Rfdg	5.000	08/01/28	1,500	1,895,700
Revenue, Intermediate Lien, AMT	5.000	04/01/29	1,000	1,278,620

University of Washington, Revenue, Forward Delivery, Series C, Rfdg	5.000	04/01/26	1,500	1,816,155
Washington Health Care Facilities Authority,
Revenue, Overlake Hospital Medical Center, Series B, Rfdg	5.000	07/01/28	375	469,058
Revenue, Providence Health & Services, Series A, Rfdg	5.000	10/01/21	905	915,652
				7,895,147
West Virginia 1.1%
County of Harrison, Revenue, Monongahela Power Co., Series A, AMT, Rfdg, (Mandatory Put Date 10/15/21)	3.000	10/15/37	500	503,025
West Virginia Economic Development Authority,
Revenue, Appalachian Power Co., Series A, Rfdg, (Mandatory Put Date 04/01/24)	2.550	03/01/40	1,000	1,056,110
Revenue, Appalachian Power Co., Series A, Rfdg, (Mandatory Put Date 12/01/25)	0.625	12/01/38	1,500	1,493,565
Revenue, Wheeling Power Co. Mitchell, Series A, AMT, Rfdg, (Mandatory Put Date 04/01/22)	3.000	06/01/37	500	509,890
				3,562,590
Wisconsin 0.7%
Public Finance Authority,
Revenue, Bancroft Neurohealth Project, Series A, 144A	5.000	06/01/23	500	531,450
Revenue, Trips Obligation Group, Senior Series E, Rfdg	5.000	07/01/23	1,175	1,226,794

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin (cont’d.)

Wisconsin Health & Educational Facilities Authority, Revenue, Children’s Hospital of Wisconsin, Rfdg	5.000%	08/15/27	335	$418,127
				2,176,371

Total Long-Term Investments (cost $325,191,635)				332,371,778

Short-Term Investment 1.3%
Municipal Bond
Texas
State of Texas, Revenue, Transportation (cost $4,234,846)	4.000	08/26/21	4,210	4,234,839

TOTAL INVESTMENTS 104.1% (cost $329,426,481)				336,606,617
Liabilities in excess of other assets(z) (4.1)%				(13,276,084)

Net Assets 100.0%				$323,330,533

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guarantee Corp.
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Short Duration Muni Fund
Schedule of Investments as of June 30, 2021 (unaudited) (continued)
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at June 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
15	10 Year U.S. Treasury Notes	Sep. 2021	$1,987,500	$(9,884)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).